Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 23, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco Emerging Markets Select Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.

Invesco Emerging Markets Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Statutory Prospectus Supplement dated September 23, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco Emerging Markets Select Equity Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.